CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE (LOSS) INCOME (Parenthetical) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 Cost of revenues USD ($)	Dec. 31, 2013 Cost of revenues CNY	Dec. 31, 2012 Cost of revenues CNY	Dec. 31, 2011 Cost of revenues CNY	Dec. 31, 2013 Research and development expenses USD ($)	Dec. 31, 2013 Research and development expenses CNY	Dec. 31, 2012 Research and development expenses CNY	Dec. 31, 2011 Research and development expenses CNY	Dec. 31, 2013 Sales and marketing expenses USD ($)	Dec. 31, 2013 Sales and marketing expenses CNY	Dec. 31, 2012 Sales and marketing expenses CNY	Dec. 31, 2011 Sales and marketing expenses CNY	Dec. 31, 2013 General and administrative expenses USD ($)	Dec. 31, 2013 General and administrative expenses CNY	Dec. 31, 2012 General and administrative expenses CNY	Dec. 31, 2011 General and administrative expenses CNY
Cost of revenues
Share-based compensation	$ 1,629	9,860	8,407	15,449	$ 6,539	39,587	35,441	31,672	$ 218	1,318	884	1,336	$ 10,957	66,331	55,619	86,544